Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities that are carried at fair value on a recurring basis

	December 31, 2024
	Level 1	Level 2	Level 3
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$—	$71	$—
Foreign exchange forward contracts designated as hedging instruments	—	4,005	—
Convertible notes	—	—	10,486
Marketable securities	596	—	—
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	—	(21)	—
Foreign exchange forward contracts designated as hedging instruments	—	(3)	—
Contingent consideration[1]	—	—	(12,694)
	$596	$4,052	$(2,208)

	December 31, 2023
	Level 1	Level 2	Level 3
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$—	$164	$—
Foreign exchange forward contracts designated as hedging instruments	—	2,087	—
Convertible notes	—	—	7,018
Marketable securities	1,994	—	—
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	—	(51)	—
Foreign exchange forward contracts designated as hedging instruments	—	(657)	—
Contingent consideration¹	—	—	(18,603)
	$1,994	$1,543	$(11,585)

Schedule of fair value measurements are estimated utilizing Level 3 inputs

	December 31,
	2024	2023
	(U.S. $ in thousands)
Fair value at the beginning of the period	$(11,585)	$(36,447)
Acquisitions of Contingent considerations	—	(3,009)
Investments in Convertible notes	5,368	5,124
Revaluation of Contingent considerations	4,897	21,408
Revaluation of Convertible notes	(1,900)	—
Settlements of Contingent considerations	1,012	1,339
Fair value at the end of the period	$(2,208)	$(11,585)